Stock-Based Compensation and Benefit Plans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2015	Sep. 30, 2014
Compensation cost related to unvested options awards not yet recognized	$ 231
Cost recognized over weighted average period	1 year 2 months 27 days
First Anniversary Grant Date [Member]
Percentage of stock awards granted to vest on the grant date	50.00%
Non-Employee Directors [Member]
Percentage of stock awards granted to vest on the grant date	50.00%
Stock options expiration period	5 years
2016 Stock Incentive Plan [Member] | New Employees [Member]
Number of common stock shares issued for covering the plan	6,667
2014 Equity Incentive Plan [Member]
Number of common stock shares issued for covering the plan	26,667
Stock option term description	The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.
2014 Equity Incentive Plan [Member] | Employees [Member] | Minimum [Member]
Stock option vest over period	2 years
2014 Equity Incentive Plan [Member] | Employees [Member] | Maximum [Member]
Stock option vest over period	3 years
Performance Bonus Plan [Member]
Number of stock issued for plan during the period	32,847
Performance Bonus Plan [Member]
Number of stock issued for plan during the period		4,803
2014 Associate Stock Purchase Plan [Member]
Percentage of purchase price of shares under the plan of lesser of fair value of common stock shares	10.00%
Number of stock options outstanding shares granted	149,346
2014 Associate Stock Purchase Plan [Member] | Stockholders [Member]
Number of shares of common stock reserved for issuance	150,000		33,334	33,334
Percentage of purchase price of shares under the plan of lesser of fair value of common stock shares	85.00%